PERSONNEL EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
PERSONNEL EXPENSES
Salaries and related benefits		Rp 7,821	Rp 7,122	Rp 5,684
Vacation pay, incentives and other benefits		3,339	4,219	4,575
Employee benefit cost		2,080	1,361	759
LSA expense (Note 30)		255	237	152
Others		34	45	32
Total	$ 997	13,529	13,612	11,885
Pension benefit cost
PERSONNEL EXPENSES
Employee benefit cost		1,700	1,068	443
Post-employment health care benefit cost
PERSONNEL EXPENSES
Employee benefit cost		276	163	216
Other employee benefit cost
PERSONNEL EXPENSES
Employee benefit cost		62	82	53
Other post-employment benefit cost
PERSONNEL EXPENSES
Employee benefit cost		Rp 42	48	47
Early Retirement Program
PERSONNEL EXPENSES
Employee benefit cost			Rp 628	Rp 683